OTHER CASH FLOW DISCLOSURES (10-Q)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
OTHER CASH FLOW DISCLOSURES [Abstract]
OTHER CASH FLOW DISCLOSURES
On a cash basis, the Company paid $84,403 and $166,576 in interest expense during the first six months of 2011 and 2010, respectively.  The Company paid $1,905,000 and $632,298 in federal income tax during the first six months of 2011 and 2010, respectively.

13.      OTHER CASH FLOW DISCLOSURES

On a cash basis, the Company paid $295,223 and $470,261 in interest expense for the years 2010 and 2009, respectively.  The Company paid $1,888,000 and $301,324 in federal income tax for 2010 and 2009, respectively.